SHAREHOLDERS' EQUITY (Schedule of Shares Capital) (Details) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Ordinary shares, Authorized	250,000,000	250,000,000
Common Stock, Shares, Issued	41,028,571	40,041,870
Common Stock, Shares, Outstanding	41,028,571	40,041,870
Common Stock, Par or Stated Value Per Share	₪ 0.01	₪ 0.01